BUSINESS COMBINATIONS (Details) - TISEG $ in Thousands	Jun. 05, 2025 USD ($)
Business Combination [Line Items]
Estimated Useful Life	15 years
Customer relationships
Business Combination [Line Items]
Customer relationships	$ 13,000
Exchange licenses
Business Combination [Line Items]
Exchange license	$ 63,000